Securities Sold Under Repurchase Agreements	12 Months Ended
Dec. 31, 2011
Deposits and Securities Sold Under Repurchase Agreements [Abstract]
Securities Sold Under Repurchase Agreements
(9)	Securities Sold Under Repurchase Agreements

Securities sold under repurchase agreements were $7,419,000 and $6,536,000 at December 31, 2011 and 2010, respectively. The maximum amounts of outstanding repurchase agreements at any month end during 2011 and 2010 was $7,419,000 and $6,536,000, respectively. The average daily balance outstanding during 2011 and 2010 was $6,166,000 and $5,618,000, respectively. The weighted-average interest rate on the outstanding balance at December 31, 2011 and 2010 was .76% and .94% , respectively. The underlying securities are typically held by other financial institutions and are designated as pledged.